Geographic information (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues derived by geography	2,684,095	10,937,575	144,650
Asia (Pakistan) [Member]
Revenues derived by geography	2,659,292
Central America (Mexico, Belize, Guatemala) [Member]
Revenues derived by geography	24,803	6,403,534
South America (Colombia, Argentina) [Member]
Revenues derived by geography		4,534,041
North America (United States) [Member]
Revenues derived by geography			144,650